Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Cash and Cash Equivalents

	December 31, 2016	December 31, 2017	December 31, 2017
	NT$000	NT$000	US$000
Short-term deposits	3,854,354	3,883,614	131,026
Cash	525	470	16
Cash at banks	4,106,384	4,151,630	140,068

	7,961,263	8,035,714	271,110
Less: Cash and cash equivalents classified as non-current assets held for sale	(389,897)	—	—

	7,571,366	8,035,714	271,110